Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Revenue	$ 148,786	$ 311,906	$ 1,149,880	$ 1,110,207
Wholesale [Member]
Revenue	102,551	253,246	606,315	1,003,708
Retail [Member]
Revenue	$ 46,235	$ 58,660	$ 543,565	$ 106,499